MARKETABLE SECURITIES: (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 21,652	$ 40,966	$ 40,966
Additions	4,065	19,640	32,322
Sale or maturity	(18,946)	(19,852)	(51,498)
Changes in fair value during the period	59	$ (76)	(138)
Balance at end of the period	$ 6,830		$ 21,652